Employee Benefits Obligation - Summary of Sensitivity Analasys for Significant Actuarial Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (per annum) 1% increase	1.00%	1.00%
Discount rate (per annum) 1% decrease	1.00%	1.00%
Salary growth rate 1% increase	1.00%	1.00%
Salary growth rate 1% decrease	1.00%	1.00%
Discount rate 1% Increase	$ (76)	$ (194)
Discount Rate 1% decrease	84	240
Salary growth rate 1% increase	82	239
Salary growth rate 1% decrease	$ (76)	$ (193)